NET LOSS PER SHARE ATTRIBUTABLE TO SHAREHOLDER (Tables)	6 Months Ended
Jun. 30, 2025
Loss per share attributable to shareholders:
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE

The table below presents the computation of basic and diluted net loss per share:

	Six Months Ended June 30
	2025	2024
Numerator:
Loss from continuing operations	(1,194)	(885)
Net loss (income) from discontinued operations	(58)	14
Net loss attributable to holders of Ordinary Shares	$(1,252)	$(871)
Effect of dilutive securities:
Change in fair value of convertible securities related to dilutive	-	-
Loss from continuing operations	(1,194)	(885)
Net loss (income) from discontinued operations	(58)	14
Net loss attributable to holders of Ordinary Shares and assumed conversions	$(1,252)	$(871)

Denominator*:
Weighted-average number of Ordinary Shares used to compute net loss per share, basic	7,362,906	6,889,708
Weighted-average number of Ordinary Shares used to compute net loss per share, diluted	7,362,906	6,889,708

Net income (loss) per share, basic:
Continuing operations	(0.16)	(0.13)
Discontinued operations	(0.01)	0.00
Net loss per share, basic	$(0.17)	$(0.13)

Net income (loss) per share, diluted:
Continuing operations	(0.16)	(0.13)
Discontinued operations	(0.01)	0.00
Net loss per share, diluted	$(0.17)	$(0.13)

*	After giving effect to the forward share split, see also Note 2(c)

SCHEDULE OF DILUTED NET LOSS PER SHARE ANTI-DILUTIVE

The table below presents the number of securities that were excluded from the calculation of diluted net loss per share as the effect would have been anti-dilutive:

	Six Months Ended June 30
	2025	2024
Share options	538,231	179,774
2022 SAFE*	-	168,112
2023 SAFE**	-	305,085
2024 SAFE***	614,006	242,110

*	The weighted average number of Ordinary Shares in connection with the 2022 SAFE for the six months ended June 30, 2024 is based on the assumption the conversion of the 2022 SAFE into shares will occur upon its maturity.
**	The weighted average number of Ordinary Shares in connection with the 2023 SAFE for the six months ended June 30, 2024 and 2023 is based on the assumption the conversion of the 2023 SAFE into shares will occur upon its maturity.
***	The weighted average number of Ordinary Shares in connection with the 2024 SAFE for the six months ended June 30, 2024 is based on the assumption the conversion of the 2024 SAFE into shares will occur upon its maturity.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)